Related Party Transactions - Schedule of Amount Due to Related Parties (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Mrs. Qi Xiaoyu [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 7,316
Mr. Fuyunishiki Ryo [Member]
Related Party Transaction [Line Items]
Due to related parties	418,727	208,943
Ms. Wu Shunyu [Member]
Related Party Transaction [Line Items]
Due to related parties		105,601
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 426,043	$ 314,544